Retirement Plan	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

9. Retirement Plan

The Company maintains a 401(k) plan for participating employees. The Company contributes an amount equal to 100% of an employee’s contribution up to 4% of such employee’s salary in a given year. The Company’s mandatory contributions were $1,253 in 2015, $1,181 in 2014 and $1,124 in 2013.